CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 158,107,859	$ 103,005,129	$ 51,122,254
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from liquidation of two subsidiaries, net of tax	(12,110,793)
Depreciation and amortization	2,513,268	2,500,832	2,737,723
Stock-based compensation expenses	2,151,844	1,740,861	2,646,699
Deferred tax expense/(benefit)	(3,594,893)	5,892,472	10,594,874
Share of income in an equity investee			(226,579)
Remeasurement gain on pre-existing interest in an equity investee at acquisition-date fair value			(2,352,607)
Exchange gains		(56,725)	(201,592)
Change in fair value of warrant liability			(841,560)
Changes in operating assets and liabilities:
Accounts receivable	17,220,316	(16,690,757)	5,860,928
Real estate property held for sale	(11,191,200)
Real estate property development completed	14,757,597	(4,033,497)	(4,095,668)
Real estate property under development	52,894,501	(16,555,831)	(122,656,772)
Advances to suppliers	2,564,900	9,238,112	(1,566,490)
Other receivables	(13,732,838)	(6,396,548)	4,295,664
Other deposits and prepayments	(45,266,874)	(22,520,849)	(8,492,221)
Other current assets	112,640	(348,252)	25,810,028
Amounts due from employees	(112,097)	32,525	34,946
Other assets	721,082	1,356,305	109,076
Accounts payable	9,315,426	75,620,252	49,438,402
Customer deposits	(16,283,668)	44,438,747	11,346,685
Income tax payable	8,800,739	23,772,502	23,985,448
Accrued compensation and related expenses, and other accrued liabilities	13,219,557	9,658,015	4,550,058
Payroll and welfare payable	2,616,195	2,191,773	86,338
Accrued interest	17,333	(17,333)	(763,464)
Net cash provided by operating activities	182,720,894	212,827,733	51,422,170
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease or property and equipment	21,252		144,955
Purchase of property and equipment	(375,256)	(1,164,086)	(981,194)
Acquisition of subsidiary, net of cash acquired			9,268,548
Net cash provided by/(used in) investing activities	(354,004)	(1,164,086)	8,432,309
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	98,812	22	15,188
Purchase of treasury shares	(5,708,281)	(7,958,841)
Dividends to shareholders	(8,769,530)	(7,661,057)
Distribution to non-controlling interest shareholders	(2,231,328)
(Increase)decrease in restricted cash	11,847,846	(79,841,815)	(39,926,219)
Repayments of short-term bank loans and current portion of long-term bank loans	(135,216,321)	(174,925,760)	(171,785,111)
Proceeds from short-term bank loans and current portion of long-term bank loans	124,209,385	106,619,872	147,455,302
Repayment of long-term bank loans	(26,012,362)	(24,860,148)	(59,573,808)
Proceeds from long-term bank loans	35,000,000	69,953,700	178,251,735
Proceeds from other long-term debt			10,000,000
Repayment of other long-term debt			(75,000,000)
Repayment from related parties			359,685
Net cash used in financing activities	(6,781,779)	(118,674,027)	(10,203,228)
NET INCREASE IN CASH AND CASH EQUIVALENTS	175,585,111	92,989,620	49,651,251
Effect of exchange rate changes on cash and cash equivalents	1,401,530	12,902,664	5,874,430
Cash and cash equivalents, at beginning of period	319,218,155	213,325,871	157,800,190
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	496,204,796	319,218,155	213,325,871
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Income taxes paid	77,493,303	30,774,135	20,155,434
Interest paid	20,066,214	23,429,225	24,563,386
SUPPLEMENTARY INFORMATION OF NON-CASH INVESTING ACTIVITES
Non-cash repayment of other debt			$ 30,000,000